Taxation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Taxation [Line Items]
Tax rate	25.00%	25.00%	25.00%
Tax saving	¥ 384	¥ 4,501	¥ 8,978	$ 55
Hong Kong [Member]
Taxation [Line Items]
Tax rate	16.50%
PRC [Member]
Taxation [Line Items]
Tax rate	25.00%
PRC [Member] | High and New Technology Enterprises [Member]
Taxation [Line Items]
Tax rate	15.00%
2021 to 2023 [Member] | PRC [Member]
Taxation [Line Items]
Tax rate		15.00%
2020 to 2025 [Member] | PRC [Member]
Taxation [Line Items]
Tax rate	15.00%
Tax Year 2020 [Member] | PRC [Member]
Taxation [Line Items]
Tax rate	50.00%